Abacus Settlements LLC - RETIREMENT PLAN	6 Months Ended
Jun. 30, 2023
Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
RETIREMENT PLAN
6.	RETIREMENT PLAN
Abacus provides a defined contribution plan to its employees, Abacus Settlements LLC 401(k) Profit Sharing Plan & Trust (the “Plan”). All eligible employees are able to participate in voluntary salary reduction contributions to the Profit-Sharing Plan. All employees who have completed one year of service with Abacus are eligible to receive employer-matching contributions. Abacus may match contributions to the Plan, up to 4% of compensation. For the three months ended June 30, 2023 and September 30, 2022, and for six months ended June 30, 2023 and nine months ended September 30, 2022, Abacus made no discretionary contribution to the
Plan
.